Basis of preparation (Details) € in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Jun. 30, 2023	Jan. 01, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Nov. 08, 2022 EUR (€)	Nov. 08, 2022 USD ($)
Common Table Line Items [Line Items]
Other reserves	€ 12.8				€ 19.8
Translation reserve	99.3				89.3
Cumulative translation difference on Croatia adopting the Euro				€ 0.2
Cash flow hedges
Common Table Line Items [Line Items]
Other reserves	12.5				€ 19.0
Senior EURO Debt
Common Table Line Items [Line Items]
Notional amount	€ 553.2
Interest rate	3500000.00%
Senior USD Debt
Common Table Line Items [Line Items]
Notional amount	€ 660.4					€ 700.6	$ 700.0
Interest rate	3.00%		3.75%
Other reserves
Common Table Line Items [Line Items]
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory	€ (2.8)	€ (43.0)